Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

13. Leases

Below shows the movements of Right-of-use assets and lease liabilities presented in the consolidated statements of financial position:

	Right-of-use assets	Lease liabilities
	USD’000	USD’000
As of 1/1/2024	186	216
Depreciation expense	(17)	—
Interest expense	—	13
Payment	—	(28)
Exchange adjustments	(5)	(5)

As of 31/12/2024	164	196
Depreciation expense	(19)	—
Interest expense	—	12
Payment	—	(29)
Exchange adjustments	6	8
As of 31/12/2025	151	187

The lease liabilities based on their maturity are as follows:

	As of December 31,
	2024	2025
	USD’000	USD’000
Analyzed into:
Within one year	17	19
In the second to fifth year, inclusive	63	56
Over fifth year	116	112
	196	187

Leases include prepaid land lease and lease of properties. Prepaid land lease represents the cost of the rights of the use of the land in respect of leasehold land in the PRC, on which the Group’s buildings and tea garden are situated. The prepaid land lease’ terms are 26 to 30 years. The lease terms of properties are 5 to 10 years from inception.